File Number:
84-01996
For the reporting period ended December 31, 2001

02004610

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PROCESSED
JUN 28 2002
THOMSON FINANCIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
MAR 26 2002
DIVISION OF MARKET REGULATION

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

MAR 21 2002

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Hewitt Associates LLC

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
A I M Fund Services, Inc.	84-05432
Alliance Fund Services, Inc.	84-01187
American Century Services Corporation	84-01406
American Funds Service Company	84-00316

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

☐ Comptroller of the Currency
☐ Federal Deposit Insurance Corporation
☐ Board of Governors of the Federal Reserve System
☒ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

☐ Yes, filed amendment(s)
☐ No, failed to file amendment(s)
☒ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____
____
____
____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 0

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 9,215,460

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
7%		55%			38%

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:						
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:	124		708			558

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 0
      ii. amount (in dollars) 0

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	——	——
ii. Market value (in dollars)	——	——

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

      ☒ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

      ☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. ....

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. ....

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 184,242,000
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 4,302,798

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
January 2001	100	10
April, November, December 2001	7,028	6,656
June 2001	1,456	1,363
July 2001	9,148	6,302
September 2001	5,335	5,172
November 2001	16,000	3,000
January-December 2001	10	10
January-December 2001	381	196
January-December 2001	120	90

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: By: Peter E Ross	Title: Principal Telephone number: (847) 295-5000
Name of Official responsible for Form: (First name, Middle name, Last name) Peter E. Ross	Date signed (Month/Date/Year): March 20, 2002

File Number 84-01996	Supplement to Form TA-2
For the reporting period ended December 31, 2001	Full Name of Registrant Hewitt Associates LLC

Use this schedule to provide the name(s) and file number(s) of the. named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
Bankers Trust Company	85-05193
BISYS Fund Services, Inc.	84-01711
Boston Financial Data Services, Inc.	84-00896
Calvert Shareholder Services, Inc.	84-00948
Chase Global Funds Services Company	85-11374
Columbia Trust Company	85-11355
Dreyfus Transfer, Inc.	85-11312
DST Systems, Inc.	84-00448
Federated Shareholder Services Company	84-01869
Fidelity Investments Institutional Operations Company	84-01839
Firstar Mutual Fund Services, LLC	85-11357
Forum Shareholder Services, LLC	84-05777
Founders Asset Management LLC	85-11352
Frank Russell Investment Management Company	84-01626
Franklin/Templeton Investor Services, Inc.	84-01036
Harbor Transfer, Inc.	84-01933
Hartford Investor Services Company, LLC	84-05882
Heartland Financial USA, Inc.	85-05434
INVESCO Funds Group, Inc.	84-01909
Investors Bank & Trust Company	85-00720
Investors Fiduciary Trust Company	85-05488
Janus Service Corporation	84-01505
John Hancock Signature Services, Inc.	84-01885
Kemper Service Company	84-01713
Mellon Bank, N.A.	85-10089
Merrill Lynch & Company Inc.	84-00820
MFS Service Center, Inc.	84-01316
Morgan Guaranty Trust Company of New York	85-05177
Morgan Stanley Dean Witter Trust FSB	84-05710
Mutual Funds Service Company	84-01441
OppenheimerFunds, Inc.	84-01562
PFPC Inc.	84-01761
Phoenix Equity Planning Corporation	84-05491
Putnam Fiduciary Trust Company	85-00747
Scudder Service Corporation	84-01489
Shareholders Services, Inc.	84-00907
State Street Bank and Trust Company	85-05003
SteinRoe Services Inc.	84-00406
Strong Capital Management, Inc.	84-01599
T. Rowe Price Services, Inc.	84-01079
UAM Fund Services, Inc.	84-05613
USAA Shareholder Account Services	84-01197
Van Kampen Investor Services Inc.	84-01621

Footnotes to Hewitt Associates LLC's ("Hewitt") Form TA-2:

Items 2c., 2d., 4., 5., and 6.
Hewitt provides recordkeeping and sub-accounting services to defined contribution plans ("Plans"), interests in which are exempted securities, as agent for such Plans or their sponsors, and, in this capacity, maintains records of participant account balances and transactions in various investment options ("Investment Options") made available by the Plans to their participants. Hewitt maintains the investment activity records of plan participants. Hewitt performs similar recordkeeping services as agent for transfer agents of certain Investment Options that are registered investment companies ("Funds"). Hewitt receives share purchase and redemption instructions from Plans, which are based upon instructions communicated to Hewitt by participants of these Plans. This information is reported to the transfer agent, or other designated agent, of the Investment Options and is recorded as an item by the Investment Options' transfer agents.

Item 5a.
This represents the total number of participant accounts in the Plans for which Hewitt provides the recordkeeping services noted above. Participants may have more than one investment account in their Plan.

Items 5d. and 6c.
These represent the total number of Investment Options that have been selected by all Plans to which Hewitt reports Plan participant investment activity, regardless of whether Hewitt has been designated an agent of the Investment Option to perform subtransfer agent functions. The number under "Corporate Equity Securities" reflects Plans that offer company stock as an Investment Option. "Other Securities" are comprised primarily of separate accounts and collective trust funds. Securities issues included in Item 6c. includes funds for which Hewitt has been set up to process payment requests although there may not have been activity in the fund for the given year.

Item 10a.
Many Plans allow for a participant to make contributions to his/her account each payroll period to be automatically invested pursuant to the participant's investment elections. In calculating this number, each payroll contribution to each Fund is considered one transaction.

Item 10b.
This number represents reprocessing of Plan participant balances regardless of cause. Typically, this is due to the Plan sponsor informing Hewitt that participant payroll information was sent to Hewitt incorrectly or a fund company not timely reporting dividend information. This does not reflect that these transactions were not initially processed correctly and timely when received, rather, this primarily reflects readjustments due to receipt of incorrect data from the Plans for Funds.

Item 11a.
Addresses are furnished to Hewitt by the Plan sponsor. Typically, incorrect addresses are caused by sponsors not having updated employee address information, and correct addresses are supplied by the sponsor within 3-6 months. Database searches are conducted at the request of the Plan Sponsor. Under the terms of the provisions of the Plans, interests in Plan assets often forfeit to the Plan in one year if participants cannot be located.